Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Schedule of contractual maturities of financial liabilities

	December 31, 2024
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cash flow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(287,556)	(301,238)	(7,911)	(196,055)	(97,272)
Lease obligations	(151,863)	(175,081)	(24,548)	(90,484)	(60,048)
Contingent consideration	—	—	—	—	—
Trade accounts payable	(85,792)	(85,792)	(85,792)	—	—
Other financial liabilities	(5,430)	(5,430)	(4,118)	(1,312)	—
Total non-derivative financial liabilities	(530,643)	(567,542)	(122,370)	(287,851)	(157,320)
Derivative financial liabilities
Foreign currency forwards	(4,139)	(4,139)	—	—	—
Total derivative financial liabilities	(4,139)	(4,139)	—	—	—

	December 31, 2023
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cash flow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(437,058)	(448,999)	(133,666)	(159,790)	(155,542)
Lease obligations	(189,140)	(204,291)	(23,476)	(91,682)	(89,132)
Contingent consideration	(311)	(334)	(334)	—	—
Trade accounts payable	(134,319)	(134,319)	(134,319)	—	—
Other financial liabilities	(23,960)	(23,960)	(22,572)	(1,387)	—
Total non-derivative financial liabilities	(784,787)	(811,902)	(314,368)	(252,860)	(244,674)
Derivative financial liabilities
Interest rate swaps/Foreign currency forwards	(193)	(193)	(60)	(133)	—
Total derivative financial liabilities	(193)	(193)	(60)	(133)	—

Schedule of exchange rates

	Annual average exchange rate		Closing rate Dec 31
	2024	2023	Dec. 31
	Jan 1 - Dec 31	Jan 1 - Dec 31	2024	2023
	€	€	€	€
USD	1.0824	1.0813	1.0389	1.1050
GBP	0.8466	0.8698	0.8292	0.8690

Schedule of maximum exposure to credit risk for trade receivables

	December 31, 2024	December 31, 2023
	k€	k€
USA	59,084	38,709
Europe	40,499	44,395
Rest of the world	16,528	13,129
	116,111	96,233

Schedule of total assets, equity, equity ratio and net cash

	December 31, 2024	December 31, 2023
	k€	k€
Balance sheet total	1,912,502	2,252,468
Equity attributable to Shareholders of Evotec SE	952,525	1,119,908
Equity ratio in (%)	49.8%	49.7%
Net cash	(133,033)	(115,289)

Currency risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

	2024
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)
Result	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)

	2023
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)
Result	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)

	2022
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)
Result	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)